STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, New Standards And Amendments To Standards Issued But Not Effected (Details)	12 Months Ended
Jun. 30, 2022
Annual Improvements to IFRS Standards 2018-2020 [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Annual Improvements to IFRS Standards 2018–2020
Application Date of Standard	Jan. 01, 2022
Application Date for the Group	Jul. 01, 2022
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jul. 01, 2023